Commitments and Contingencies (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Rent expense			$ 268,962	$ 71,478
Zhongdehui (SZ) Development Co., Limited [Member]
Rent expense	$ 70,691	$ 78,888